Investments	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Investments

Note 3. Investments

Real Estate Investments

At June 30, 2013 and December 31, 2012, the Company’s gross investment in real estate properties and loans, including real estate assets held for sale, totaled approximately $3.72 billion and $3.65 billion, respectively. These investments are comprised of 1,234 and 1,207, respectively, owned or financed properties that are geographically dispersed throughout 47 states. Only one state, Wisconsin, with an 11% investment, accounted for more than 10% of the total dollar amount of the Company’s investment portfolio. At June 30, 2013 and December 31, 2012, respectively, the Company’s gross investment portfolio was comprised of 1,152 and 1,122 owned properties. The Company also held 82 and 85 properties securing mortgage loans receivable with aggregate carrying amounts of $38.4 million and $40.1 million as of June 30, 2013 and December 31, 2012, respectively. Other loans receivable with aggregate carrying amounts of $5.6 million and $11.8 million were also held as of June 30, 2013 and December 31, 2012, respectively.

During the six months ended June 30, 2013, the Company had the following gross real estate and loan activity:

	Number of Properties Owned or Financed	Dollar Amount of Investments (a)
		(In Thousands)
Balance, December 31, 2012	1,207	$3,654,925
Acquisitions/improvements and loan originations	40	94,658
Dispositions of real estate (b) (c) (Note 11)	(10)	(18,019)
Principal payments and payoffs	(3)	(8,030)
Impairments	—	(3,988)
Loan premium amortization and other	—	(172)

Balance, June 30, 2013	1,234	$3,719,374

(a)

The dollar amount of investments includes the gross investment in land, buildings and lease intangibles, as adjusted for any impairment, related to properties owned and the carrying amount of loans receivable.

(b)	The total accumulated depreciation and amortization associated with dispositions of real estate was $6.9 million for the six months ended June 30, 2013.
(c)	The balance includes a real estate property surrendered to a lender resulting in a gain on debt extinguishment of approximately $1.0 million (see Note 5)

The properties that the Company owns are leased to tenants under long-term operating leases that typically include one or more renewal options. The leases are generally triple-net, which provides that the lessee is responsible for the payment of all property operating expenses, including property taxes, maintenance and repairs, and insurance costs; therefore, the Company is generally not responsible for repairs or other capital expenditures related to its properties, unless the property is not subject to a lease agreement. At June 30, 2013, 18 of the Company’s properties were vacant, not subject to a lease and in the Company’s possession; three of these properties were held for sale. At December 31, 2012, 14 properties were vacant, not subject to a lease and in the Company’s possession; five of these properties were held for sale. Scheduled minimum future rentals to be received under the remaining non-cancelable term of the operating leases at June 30, 2013 (including realized rent increases occurring after January 1, 2013) are as follows (in thousands):

Scheduled Future Rental Payments	June 30, 2013
Remainder of 2013	$144,770
2014	289,096
2015	283,159
2016	280,597
2017	278,350
Thereafter	1,998,980

Total future minimum rentals	$3,274,952

Since lease renewal periods are exercisable at the option of the lessee, the preceding table presents future minimum lease payments due during the initial lease term only. In addition, the future minimum rentals do not include any contingent rentals based on a percentage of the lessees’ gross sales or lease escalations based on future changes in the Consumer Price Index (“CPI”).

Certain of the Company’s leases contain tenant purchase options. Most of these options are at or above fair market value at the time the option is exercisable, and none of these purchase options represent bargain purchase options under GAAP.

Real Estate Assets Held for Sale

The following table shows the activity in real estate assets held for sale for the six months ended June 30, 2013:

	Number of Properties	Carrying Value
		(In Thousands)
Balance, December 31, 2012	7	$5,898
Transfers from real estate investments	6	42,087
Sales (Note 11)	(7)	(5,036)

Balance, June 30, 2013	6	$42,949

Impairments

The following table summarizes total impairment losses recognized for the three and six months ended June 30, 2013 and 2012 (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Real estate and intangible asset impairment	$1,481	$320	$3,584	$7,448
Write-off of lease intangibles due to lease terminations	487	—	487	2,809
Loans receivable recovery	(367)	(180)	(367)	(180)

Total impairment loss continuing and discontinued operations	$1,601	$140	$3,704	$10,077

2. Investments

At December 31, 2012 and 2011, the Company’s gross investment in real estate properties and loans, including real estate assets held for sale, totaled approximately $3.65 billion and $3.58 billion, respectively, representing 1,207 and 1,153, respectively, owned or financed properties that are geographically dispersed throughout 47 states. Investments in only one state, Wisconsin (at 11%), accounted for more than 10% of the total dollar amount of the Company’s investment portfolio. At December 31, 2012 and 2011, respectively, the Company’s gross investment portfolio was comprised of 1,122 and 1,064 owned properties with approximately $3.60 billion and $3.52 billion of gross investment, 85 and 89 properties securing mortgage loans receivable with aggregate carrying amounts of $40.1 million and $50.5 million, respectively and other loans receivable with aggregate carrying amounts of $11.8 million and $15.0 million, respectively.

During the years ended December 31, 2012 and 2011, the Company had the following gross real estate and loan activity (dollars in thousands):

	Number of Properties Owned or Financed	Dollar Amount of Investments (a)
Balance, December 31, 2010	1,161	$3,610,834
Acquisitions/improvements and loan originations	27	37,347
Dispositions of real estate(b)(d) (Note 11)	(33)	(37,704)
Principal payments and payoffs	(1)	(4,828)
Impairments	—	(22,520)
Loan premium amortization and other(c)	(1)	(259)

Balance, December 31, 2011	1,153	3,582,870
Acquisitions/improvements and loan originations	91	167,410
Dispositions of real estate(b) (Note 11)	(41)	(62,750)
Principal payments and payoffs	(4)	(17,343)
Impairments	—	(14,788)
Loan premium amortization and other(c)	8	(474)

Balance, December 31, 2012	1,207	$3,654,925

(a)

The dollar amount of investments includes the gross investment in land, buildings and lease intangibles, as adjusted for any impairment, related to properties owned and the carrying amount of loans receivable.

(b)	The total accumulated depreciation and amortization associated with dispositions of real estate was $10.3 million and $7.1 million for the years ended December 31, 2012 and 2011, respectively.
(c)

In 2012 and 2011, properties leased to a tenant were exchanged in a nonmonetary transaction that lacked commercial substance for other properties of equivalent value with the same tenant. As a result, the dollar amount of investments remains unchanged, while the number of properties owned has increased.

(d)	In 2011, six properties with a net book value of $11.8 million were transferred to the lender pursuant to a consensual, non-cash settlement of $12.4 million of debt (see Note 12)

The following table shows information regarding the diversification of the Company’s total investment portfolio among the different industries in which its customers operate as of December 31, 2012 and 2011 (dollars in thousands):

	December 31, 2012			December 31, 2011
	Number of Properties Owned or Financed	Dollar Amount of Investments(a)	Percentage of Total Dollar Amount of Investments	Number of Properties Owned or Financed	Dollar Amount of Investments (a)	Percentage of Total Dollar Amount of Investments
General and discount retail properties	181	$1,044,442	29%	181	$1,041,836	29%
Restaurants	569	717,902	20	553	713,379	20
Specialty retail properties	48	331,371	9	43	293,129	8
Lumber suppliers	110	257,285	7	102	257,285	7
Movie theaters	23	250,417	7	23	250,992	7
Automotive dealers, parts and service properties	102	207,561	6	107	216,019	6
Industrial suppliers	26	180,051	5	28	199,044	6
Educational properties	22	154,247	4	22	154,011	4
Recreational properties	8	117,239	3	7	116,038	3
Medical/other office properties	11	86,924	2	2	48,362	1
Supermarkets	20	73,700	2	20	73,700	2
Convenience stores/car washes	32	70,024	2	8	53,088	1
Distribution properties	37	57,207	1	39	59,432	2
Interstate travel plazas	3	40,501	1	3	40,501	1
Health clubs/gyms	5	35,859	*	5	35,859	1
Drugstores	9	22,710	*	9	22,710	*
Call centers	1	7,485	*	1	7,485	*

Total investments	1,207	$3,654,925	100%	1,153	$3,582,870	100%

(a)

The dollar amount of investments includes the gross investment in land, buildings, and lease intangibles, as adjusted for any impairment, related to properties owned and the carrying amount of loans receivable.

*	Less than 1%

Real Estate Investments

The properties that the Company owns are leased to tenants under long-term operating leases that typically include one or more renewal options. The leases are generally triple-net, which provides that the lessee is responsible for the payment of all property operating expenses, including property taxes, maintenance and repairs, and insurance costs; therefore, the Company is generally not responsible for repairs or other capital expenditures related to its properties, unless the property is not subject to a lease agreement. At December 31, 2012, 14 of the Company’s properties were vacant, not subject to a lease and were in the Company’s possession; five of these properties were held for sale. At December 31, 2011, 17 properties were vacant, not subject to a lease and were in the Company’s possession; three of these properties were held for sale.

Scheduled minimum future rentals to be received under the remaining non-cancelable term of the operating leases at December 31, 2012 (including realized rent increases occurring after January 1, 2013) are as follows (in thousands):

December 31, 2012
2013	$281,429
2014	280,111
2015	274,505
2016	271,125
2017	268,777
Thereafter	1,864,036

Total future minimum rentals	$3,239,983

Because lease renewal periods are exercisable at the option of the lessee, the preceding table presents future minimum lease payments due during the initial lease term only. In addition, the future minimum rentals do not include any contingent rentals based on a percentage of the lessees’ gross sales or lease escalations based on future changes in the CPI.

Certain of the Company’s leases contain tenant purchase options. Most of these options are at or above fair market value at the time the option is exercisable, and none of these purchase options represent bargain purchase options under GAAP.

Loans Receivable

At December 31, 2012 and 2011, the Company held a total of 81 and 83, respectively, first-priority mortgage loans (representing loans to six borrowers) that had aggregate carrying amounts of $40.1 million and $50.5 million, respectively, (including unamortized premium of $1.1 million and $1.3 million, respectively). These loans, which are secured by single-tenant commercial properties, generally provide for monthly payments of principal and interest and may provide for scheduled increases in interest rates over the term of the loans. At December 31, 2012 and 2011, the Company also held other loans aggregating $11.8 million and $15.0 million, respectively (including unamortized premium of $0.0 million and $0.1 million, respectively). These loans are secured by equipment used in the operation of certain real estate properties owned by the Company or are unsecured.

Real Estate Assets Held for Sale

The following table shows the activity in real estate assets held for sale for the years ended December 31, 2012 and 2011 (dollars in thousands):

	Number of Properties	Carrying Value
Balance, December 31, 2010	3	$2,807
Transfers from real estate investments	24	15,289
Transfers to held and used	(1)	(717)
Sales (Note 11)	(16)	(7,745)

Balance, December 31, 2011	10	9,634
Transfers from real estate investments	26	27,364
Sales (Note 11)	(29)	(31,100)

Balance, December 31, 2012	7	$5,898

Impairments

The following table summarizes total impairment losses recognized for the years ended December 31, 2012, 2011 and 2010 (in thousands):

	Year Ended December 31,
	2012	2011	2010
Real estate and intangible asset impairment	$10,923	$18,992	$37,497
Write-off of lease intangibles due to lease terminations	2,809	41	5,698
Loan receivable (recovery)/impairment	(180)	3,100	1,520
Other impairment	—	99	38

Total impairment loss – continuing and discontinued operations	$13,552	$22,232	$44,753